CAPITAL COMMITMENTS	12 Months Ended
Dec. 31, 2012
CAPITAL COMMITMENTS [Abstract]
CAPITAL COMMITMENTS

34.	CAPITAL COMMITMENTS

Newbuilding Contract

In 2011, we entered into newbuilding contracts for the construction of seven LNG carriers and two FSRUs with the Korean shipyard Samsung. In 2012, the Company entered into a further four newbuild contracts bringing the total vessels on order to eleven LNG carriers and two FSRUs. Five of these vessels including a FSRU are scheduled to be delivered in 2013, seven vessels including a FSRU are scheduled to be delivered in 2014 and the remaining vessel is delivered in 2015. The total cost of the 13 vessels is approximately $2.7 billion of which $2.3 billion remains outstanding as at December 31, 2012.

As at December 31, 2012, the estimated timing of the payments in connection with these newbuildings is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2013	1,107,170
Payable within 12 months to December 31, 2014	1,038,715
Payable within 12 months to December 31, 2015	120,960
2,266,845

As discussed in note 1, as at December 31, 2012, the Company did not have facilities in place to finance its newbuilding program.  As of April 27, 2013 the Company required additional financing of approximately $2 billion to fund its newbuild construction commitments.